Cash and cash equivalents and restricted cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents and restricted cash and cash equivalents
Schedule of cash and cash equivalents balance

	December 31, 2021		December 31, 2022
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	1,220,064	1,220,064	863,452	863,452
RMB	3,462,640	543,099	2,064,300	296,399
Others	N/A	74,022	N/A	54,598
Total		1,837,185		1,214,449